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                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of the Berger Omni Investment Trust (the "Registrant"). Registrant's 1933 Act No. is 033-15867 and Registrant's 1940 Act No. is 811-04273.

                  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 22 ("PEA No. 22") on January 26, 2001, pursuant to Rule 485(b) of the 1933 Act, which became effective January 29, 2001, for the following Funds:

                  Berger Small Cap Value Fund

         2.       The text of PEA No. 22 has been filed electronically.

DATED:  January 31, 2001

                                              Berger Omni Investment Trust

                                              /s/  Anthony R. Bosch

                                              By:  Anthony R. Bosch
                                              Vice President